Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Significant Accounting Policies [Line Items]
Losses due to write down and disposition of handsets	¥ 12,662	¥ 14,651	¥ 9,821
Depreciation and amortization expenses	477,311	460,295	488,973
Equity method investment description	For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income.
Goodwill	217,640	204,890	205,573
Internal use software description	DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform.
Maximum useful life of internal-use capitalized software	5 years
Rights to use certain telecommunication assets of wireline operators, amortization period	20 years
Revenue recognition description	DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers.
Expenses related to great Japan earthquake			7,123
Mobile phone business
Significant Accounting Policies [Line Items]
Goodwill	166,283	145,556	151,207
JAPAN | Mobile phone business
Significant Accounting Policies [Line Items]
Goodwill	133,505	133,505	133,505
Selling, General and Administrative Expenses
Significant Accounting Policies [Line Items]
Aggregated amount of losses on sales of receivables and adjustments to record receivables held for sale	65,280
Valuation Allowance For Receivables Held For Sale
Significant Accounting Policies [Line Items]
Cost exceeds fair value of receivables held for sale	¥ 9,079